Income Taxes - Reconciliation of income tax expense at U.S. Federal statutory income tax rate (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	Feb. 29, 2020	Feb. 28, 2019
Income Taxes
Federal income tax expense at statutory tax rate	0.20%	0.10%	0.20%	0.10%	21.00%	21.00%
State income taxes, net of federal tax benefit					7.50%	6.00%
Stock based compensation					3.90%	(2.10%)
Transaction costs					(0.20%)	0.00%
Changes in valuation allowances					(31.40%)	(24.80%)
Other					(1.00%)	(0.20%)
Effective Income Tax Rate					(0.20%)	(0.10%)